Quarterly Holdings Report
for
Fidelity Advisor® Stock Selector Mid Cap Fund
August 31, 2021
MC-NPRT3-1021
1.805741.117
Common Stocks - 97.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc. (a)	48,400	2,154
Entertainment - 0.2%
Cinemark Holdings, Inc. (a)(b)	79,400	1,416
Live Nation Entertainment, Inc. (a)	14,700	1,274
Warner Music Group Corp. Class A	38,900	1,478
		4,168
Interactive Media & Services - 0.1%
TripAdvisor, Inc. (a)	43,200	1,512
Vimeo, Inc. (a)	8,911	340
		1,852
Media - 1.2%
Cable One, Inc.	4,300	9,028
Discovery Communications, Inc. Class A (a)	33,180	957
Gray Television, Inc.	57,400	1,305
Interpublic Group of Companies, Inc.	102,651	3,822
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	22,200	1,122
Liberty SiriusXM Series A (a)	22,200	1,099
Meredith Corp. (a)	16,400	705
Nexstar Broadcasting Group, Inc. Class A	18,700	2,800
S4 Capital PLC (a)	109,000	1,220
The New York Times Co. Class A	98,000	4,976
		27,034
TOTAL COMMUNICATION SERVICES		35,208
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.1%
Adient PLC (a)	235,800	9,276
Lear Corp.	105,353	16,850
		26,126
Automobiles - 0.8%
Aston Martin Lagonda Global Holdings PLC (a)(c)	127,600	3,516
Harley-Davidson, Inc.	345,272	13,649
		17,165
Distributors - 0.7%
LKQ Corp. (a)	311,598	16,418
Diversified Consumer Services - 0.0%
Cairo Mezz PLC (a)	5,498,232	784
Duolingo, Inc. (a)	1,100	143
		927
Hotels, Restaurants & Leisure - 4.0%
Aristocrat Leisure Ltd.	219,980	7,350
Caesars Entertainment, Inc. (a)	323,602	32,888
Churchill Downs, Inc.	103,147	21,712
Darden Restaurants, Inc.	38,455	5,793
Domino's Pizza, Inc.	15,200	7,857
Elior SA (a)(c)	160,104	1,116
Wyndham Hotels & Resorts, Inc.	194,833	14,164
		90,880
Household Durables - 2.2%
Leggett & Platt, Inc.	130,540	6,317
Mohawk Industries, Inc. (a)	81,340	16,086
NVR, Inc. (a)	2,778	14,390
Taylor Morrison Home Corp. (a)	436,464	12,260
		49,053
Internet & Direct Marketing Retail - 0.4%
Deliveroo PLC Class A (a)(c)	554,900	2,658
Farfetch Ltd. Class A (a)	120,000	5,023
The Original BARK Co. Class A (a)	189,000	1,531
		9,212
Leisure Products - 0.7%
Mattel, Inc. (a)	697,276	14,887
Multiline Retail - 0.4%
Nordstrom, Inc. (a)	294,134	8,415
Textiles, Apparel & Luxury Goods - 3.0%
Capri Holdings Ltd. (a)	303,264	17,137
Columbia Sportswear Co.	83,904	8,559
PVH Corp. (a)	150,354	15,756
Ralph Lauren Corp.	59,269	6,883
Tapestry, Inc.	510,349	20,577
		68,912
TOTAL CONSUMER DISCRETIONARY		301,995
CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	9,200	5,246
Molson Coors Beverage Co. Class B	14,700	699
		5,945
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	190,300	10,782
Casey's General Stores, Inc.	11,900	2,434
Grocery Outlet Holding Corp. (a)	62,484	1,626
Sprouts Farmers Market LLC (a)	170,500	4,245
U.S. Foods Holding Corp. (a)	109,300	3,716
		22,803
Food Products - 1.3%
Bunge Ltd.	22,300	1,688
Darling Ingredients, Inc. (a)	156,500	11,659
Ingredion, Inc.	47,700	4,191
Lamb Weston Holdings, Inc.	45,800	2,984
Nomad Foods Ltd. (a)	106,400	2,808
Post Holdings, Inc. (a)	34,500	3,861
TreeHouse Foods, Inc. (a)	86,100	3,226
		30,417
Household Products - 0.4%
Energizer Holdings, Inc.	121,000	4,760
Reynolds Consumer Products, Inc.	88,600	2,506
Spectrum Brands Holdings, Inc.	29,007	2,264
		9,530
Personal Products - 0.8%
Herbalife Nutrition Ltd. (a)	22,000	1,129
The Beauty Health Co. (a)	650,000	16,712
		17,841
TOTAL CONSUMER STAPLES		86,536
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Liberty Oilfield Services, Inc. Class A (a)	231,860	2,370
Oil, Gas & Consumable Fuels - 1.9%
APA Corp.	161,202	3,140
Cimarex Energy Co.	58,732	3,772
Denbury, Inc. (a)	21,500	1,512
DHT Holdings, Inc.	1,326,300	7,334
EQT Corp. (a)	348,492	6,388
Euronav NV	886,500	7,206
HollyFrontier Corp.	132,706	4,290
Targa Resources Corp.	216,200	9,496
		43,138
TOTAL ENERGY		45,508
FINANCIALS - 14.8%
Banks - 5.5%
Associated Banc-Corp.	851,800	17,564
Bancorp, Inc., Delaware (a)	478,700	11,805
First Horizon National Corp.	1,386,900	22,731
Live Oak Bancshares, Inc. (b)	95,900	5,870
PacWest Bancorp	722,800	30,755
Piraeus Financial Holdings SA (a)	887,200	1,498
Signature Bank	100,800	26,140
Wintrust Financial Corp.	119,900	8,973
		125,336
Capital Markets - 0.7%
Lazard Ltd. Class A	164,600	7,802
Patria Investments Ltd.	185,700	3,060
Virtu Financial, Inc. Class A	170,370	4,171
		15,033
Consumer Finance - 2.2%
Ally Financial, Inc.	125,700	6,650
First Cash Financial Services, Inc.	126,166	10,811
OneMain Holdings, Inc.	558,131	32,277
		49,738
Diversified Financial Services - 0.4%
Voya Financial, Inc.	120,400	7,824
Insurance - 3.8%
American Financial Group, Inc.	176,923	24,405
Assurant, Inc.	78,200	13,303
BRP Group, Inc. (a)	295,866	11,139
Primerica, Inc.	72,300	11,058
Reinsurance Group of America, Inc.	100,400	11,628
RenaissanceRe Holdings Ltd.	84,500	13,244
Talanx AG	54,600	2,481
		87,258
Mortgage Real Estate Investment Trusts - 0.5%
New Residential Investment Corp.	1,115,900	12,186
Thrifts & Mortgage Finance - 1.7%
Essent Group Ltd.	322,700	15,193
Meta Financial Group, Inc.	169,700	8,348
MGIC Investment Corp.	996,800	15,221
		38,762
TOTAL FINANCIALS		336,137
HEALTH CARE - 10.5%
Biotechnology - 1.0%
Exelixis, Inc. (a)	670,000	12,844
TG Therapeutics, Inc. (a)	330,000	8,933
		21,777
Health Care Equipment & Supplies - 5.3%
Hologic, Inc. (a)	160,000	12,664
Insulet Corp. (a)	64,000	19,060
Masimo Corp. (a)	98,000	26,611
Nanosonics Ltd. (a)	2,600,000	12,591
Nevro Corp. (a)	80,000	9,760
Penumbra, Inc. (a)	98,500	27,083
Tandem Diabetes Care, Inc. (a)	112,000	12,563
		120,332
Health Care Providers & Services - 3.4%
Alignment Healthcare, Inc. (a)(b)	600,000	10,602
Cano Health, Inc. (a)(b)	900,000	10,773
LHC Group, Inc. (a)	98,000	18,302
Molina Healthcare, Inc. (a)	100,000	26,877
Option Care Health, Inc. (a)	400,000	10,700
		77,254
Life Sciences Tools & Services - 0.5%
Bruker Corp.	142,000	12,540
Pharmaceuticals - 0.3%
Nektar Therapeutics (a)(b)	450,000	6,966
TOTAL HEALTH CARE		238,869
INDUSTRIALS - 17.6%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	297,300	36,201
Airlines - 0.4%
Spirit Airlines, Inc. (a)	346,100	8,490
Building Products - 1.4%
Builders FirstSource, Inc. (a)	101,600	5,414
Jeld-Wen Holding, Inc. (a)	968,350	26,668
		32,082
Commercial Services & Supplies - 0.7%
CoreCivic, Inc. (a)	1,588,334	15,439
The Brink's Co.	5,200	406
		15,845
Construction & Engineering - 4.4%
AECOM (a)	513,137	33,641
API Group Corp. (a)(c)	863,500	20,025
Fluor Corp. (a)	1,193,400	19,882
Granite Construction, Inc. (b)	673,480	27,303
		100,851
Electrical Equipment - 1.3%
Sensata Technologies, Inc. PLC (a)	503,919	29,822
Machinery - 1.1%
Allison Transmission Holdings, Inc.	510,263	18,870
Crane Co.	54,300	5,526
		24,396
Marine - 2.0%
Genco Shipping & Trading Ltd.	464,700	9,057
Golden Ocean Group Ltd.	444,425	5,102
Kirby Corp. (a)	369,700	19,812
Safe Bulkers, Inc. (a)	429,105	1,734
Star Bulk Carriers Corp.	459,508	10,601
		46,306
Professional Services - 1.9%
CACI International, Inc. Class A (a)	43,900	11,306
Nielsen Holdings PLC	1,507,899	32,360
		43,666
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	414,100	21,504
Trading Companies & Distributors - 1.8%
Beacon Roofing Supply, Inc. (a)	149,631	7,703
MRC Global, Inc. (a)	2,905,430	23,825
NOW, Inc. (a)	1,192,807	9,161
		40,689
TOTAL INDUSTRIALS		399,852
INFORMATION TECHNOLOGY - 14.4%
Electronic Equipment & Components - 2.6%
Avnet, Inc.	401,900	16,261
Cognex Corp.	206,771	18,324
Jabil, Inc.	110,100	6,802
Trimble, Inc. (a)	99,400	9,365
TTM Technologies, Inc. (a)	466,200	6,527
Vishay Intertechnology, Inc.	108,400	2,382
		59,661
IT Services - 3.5%
Akamai Technologies, Inc. (a)	87,900	9,955
Cyxtera Technologies, Inc. Class A (a)	65,531	581
ExlService Holdings, Inc. (a)	57,573	7,090
Gartner, Inc. (a)	20,700	6,391
GoDaddy, Inc. (a)	132,000	9,677
Liveramp Holdings, Inc. (a)	68,400	3,352
MongoDB, Inc. Class A (a)	35,500	13,910
Nuvei Corp. (c)	94,300	12,223
Repay Holdings Corp. (a)	251,000	5,776
WEX, Inc. (a)	60,500	11,106
		80,061
Semiconductors & Semiconductor Equipment - 1.9%
Cirrus Logic, Inc. (a)	177,100	14,818
ON Semiconductor Corp. (a)	373,600	16,573
SolarEdge Technologies, Inc. (a)	42,300	12,258
		43,649
Software - 6.0%
Anaplan, Inc. (a)	178,000	10,676
Aspen Technology, Inc. (a)	57,600	7,459
Blackbaud, Inc. (a)	153,900	10,725
Ceridian HCM Holding, Inc. (a)	247,900	27,852
Citrix Systems, Inc.	57,600	5,925
Coupa Software, Inc. (a)	19,900	4,872
Elastic NV (a)	69,500	11,089
Guidewire Software, Inc. (a)	55,100	6,527
NortonLifeLock, Inc.	344,900	9,161
Proofpoint, Inc. (a)	65,100	11,458
PTC, Inc. (a)	113,700	14,970
Tenable Holdings, Inc. (a)	244,500	10,848
Zendesk, Inc. (a)	34,900	4,314
		135,876
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp. (a)	127,000	8,026
TOTAL INFORMATION TECHNOLOGY		327,273
MATERIALS - 6.7%
Chemicals - 2.3%
RPM International, Inc.	175,400	14,434
The Chemours Co. LLC	542,700	18,186
Trinseo SA (b)	181,700	9,436
Valvoline, Inc.	378,804	11,425
		53,481
Construction Materials - 0.9%
Eagle Materials, Inc.	135,500	21,252
Containers & Packaging - 0.6%
Aptargroup, Inc.	96,800	13,049
Metals & Mining - 2.2%
Cleveland-Cliffs, Inc. (a)	651,000	15,279
Steel Dynamics, Inc.	396,100	26,733
Yamana Gold, Inc. (b)	1,700,400	7,533
		49,545
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	243,700	15,460
TOTAL MATERIALS		152,787
REAL ESTATE - 9.6%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Americold Realty Trust	157,500	5,787
CubeSmart	256,972	13,748
CyrusOne, Inc.	202,200	15,565
Douglas Emmett, Inc.	465,600	15,369
Duke Realty Corp.	336,174	17,652
Essex Property Trust, Inc.	46,200	15,280
Four Corners Property Trust, Inc.	300,672	8,602
Healthcare Realty Trust, Inc.	449,654	13,503
Healthcare Trust of America, Inc.	58,200	1,765
Invitation Homes, Inc.	85,200	3,509
Lamar Advertising Co. Class A	116,700	13,284
Mid-America Apartment Communities, Inc.	41,200	7,926
Postal Realty Trust, Inc.	537,400	10,506
SITE Centers Corp.	455,100	7,332
Spirit Realty Capital, Inc.	144,600	7,486
Sunstone Hotel Investors, Inc. (a)	945,300	10,956
Terreno Realty Corp.	121,500	8,117
Ventas, Inc.	299,200	16,737
VICI Properties, Inc.	74,100	2,290
Washington REIT (SBI)	254,118	6,389
		201,803
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)	822,411	14,919
TOTAL REAL ESTATE		216,722
UTILITIES - 3.1%
Electric Utilities - 1.0%
Allete, Inc.	33,031	2,227
Evergy, Inc.	43,565	2,982
OGE Energy Corp.	360,600	12,769
Portland General Electric Co.	77,100	3,959
		21,937
Gas Utilities - 0.7%
Southwest Gas Corp.	94,700	6,658
UGI Corp.	187,300	8,674
		15,332
Multi-Utilities - 0.9%
Black Hills Corp.	82,700	5,816
MDU Resources Group, Inc.	263,139	8,465
NiSource, Inc.	251,300	6,195
		20,476
Water Utilities - 0.5%
Essential Utilities, Inc. (b)	241,815	12,001
TOTAL UTILITIES		69,746
TOTAL COMMON STOCKS (Cost $1,606,502)		2,210,633

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany) (Cost $6,904)	102,342	10,354

U.S. Treasury Obligations - 0.0%
	Principal Amount (d) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 11/4/21 to 11/18/21 (e) (Cost $1,190)	1,190	1,190

Money Market Funds - 3.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (f)	51,433,014	51,443
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	15,804,203	15,806
TOTAL MONEY MARKET FUNDS (Cost $67,246)		67,249

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,681,842)	2,289,426
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(18,913)
NET ASSETS - 100.0%	2,270,513

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	53	Sep 2021	14,586	217	217

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,538,000 or 1.7% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $933,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	49,352	643,167	641,085	30	9	-	51,443	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	28,363	277,809	290,366	97	-	-	15,806	0.0%
Total	77,715	920,976	931,451	127	9	-	67,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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